ENVIRONMENTAL REHABILITATION OBLIGATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental Rehabilitation Obligation
Balance at beginning of the year	R 4,678.7	R 3,982.2	R 2,411.0
Interest charge	398.8	357.1	291.4
Payment of environmental rehabilitation obligation	(32.3)	(26.9)
Change in estimates charged to profit or loss	(90.4)	248.9	97.5
Changes in estimates capitalised	618.8	(177.7)	472.5
Environmental rehabilitation obligation on acquisition of subsidiaries	672.7	312.1	709.8
Foreign currency translation	47.9	(17.0)
Balance at the end of the year	6,294.2	4,678.7	3,982.2
Rehabilitation provision	6,176.2	R 4,678.7	R 3,982.2
Other provisions	R 118.0
Minimum
Environmental Rehabilitation Obligation
Provision discount rate	6.20%	7.20%	7.80%
Maximum
Environmental Rehabilitation Obligation
Provision discount rate	9.80%	9.70%	9.70%